Summary of significant accounting policies - Impact of new standards, amendments, and interpretations not yet effective (Details) - ZAR (R) R in Thousands		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
IFRS 15 - Revenue from Contracts with Customers
Impact on additional recurring commission liability		R 5,304
Increase in contract assets through significant financing		(4,542)
Increase in contract liabilities through fixed escalation		(1,037)
IFRS 16 - Leases
Lease liabilities	R 32,104	41,928	R 0
Capitalized lease liability (non-current)		31,183	0
Capitalized lease liability (current)		10,745	0
Trade and other payables		399,869	350,519
Assets
Trade and other receivables		376,475	286,406
Capitalized commission assets		54,066	0
Trade and other current receivables		376,475	286,406
Property, plant and equipment		457,446	334,038	R 294,120
Total assets		2,391,369	1,993,325
Liabilities
Recurring commission liability		1,798	0
Trade and other payables		399,869	350,519
IFRS 16 liabilities	32,104	41,928	0
Deferred tax liabilities		139,049	82,658
Total liabilities		639,692	476,144
Retained earnings		881,819	722,380
Current contract liabilities		88,552	R 66,120
Impact of new IFRS
Assets
Total assets	73,200
Liabilities
Deferred tax liabilities		7,900
Total liabilities		48,500
Retained earnings		R 24,700
IFRS 9 - Financial Instruments | Impact of new IFRS
IFRS 9 - Financial Instruments
Impact on provision for doubtful debts	3,200
Assets
IFRS 9 assets	(3,200)
Trade and other receivables	(3,200)
Trade and other current receivables	(3,200)
IFRS 15 - Revenue from Contracts with Customers | Impact of new IFRS
IFRS 15 - Revenue from Contracts with Customers
Impact on capitalized commission asset net book value	45,300
Impact on additional recurring commission liability	6,900
Increase in contract assets through significant financing	1,800
Increase in contract liabilities through fixed escalation	1,200
IFRS 16 - Leases
Trade and other payables	4,700
Assets
Trade and other receivables	1,200
IFRS 15 assets	46,500
Capitalized commission assets	45,300
Trade and other current receivables	1,200
Liabilities
IFRS 15 liabilities	8,700
Recurring commission liability	4,000
Trade and other payables	4,700
Current portion of additional recurring commission liability	2,900
IFRS 16 - Leases | Impact of new IFRS
IFRS 16 - Leases
Impact on right-of-use asset net book value	30,600
Impact on lease liabilties, net	32,600
Lease liabilities	31,900
Capitalized lease liability (non-current)	23,300
Capitalized lease liability (current)	8,800
Trade and other payables	(200)
Assets
Trade and other receivables	(700)
Trade and other current receivables	(700)
IFRS 16 assets	29,900
Property, plant and equipment	30,600
Liabilities
Trade and other payables	(200)
IFRS 16 liabilities	R 31,900